Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Receivables allowance	$ 4.9	$ 5.0
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, authorized shares (in shares)	5,000,000.0	5,000,000.0
Preferred stock, unissued shares (in shares)	5,000,000.0	5,000,000.0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares (in shares)	200,000,000.0	200,000,000.0
Common stock, shares outstanding (in shares)	52,100,000	52,900,000
Treasury, shares (in shares)	26,300,000	25,500,000